Expected credit loss measurement - Scenario assumptions (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.50%	4.00%
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	3.00%
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	3.00%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	2.50%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	2.30%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	2.10%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.10%	3.00%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	1.60%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.13%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.20%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.25%
100% Asset price inflation | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	20.00%	20.00%
100% Asset price inflation | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	16.00%	20.00%
100% Asset price inflation | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.00%	15.00%
100% Asset price inflation | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%	6.60%
100% Asset price inflation | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.30%	8.10%
100% Asset price inflation | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%	7.00%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.60%	9.10%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.60%	6.20%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%	6.60%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%	8.10%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.30%	7.40%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.70%	6.20%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	1.50%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.45%	0.37%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.38%	0.58%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.38%	0.63%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	51.70%	51.70%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	41.70%	46.60%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	37.90%	39.20%
100% Asset price inflation | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.70%	14.00%
100% Asset price inflation | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	16.80%	19.70%
100% Asset price inflation | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.70%	15.40%
Baseline | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	0.10%
Baseline | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	0.50%
Baseline | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	1.40%
Baseline | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.30%
Baseline | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.20%	2.00%
Baseline | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.70%	1.50%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%	4.40%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%	6.90%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.30%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.77%	(0.82%)
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.25%	(0.90%)
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.04%)	(0.41%)
Baseline | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.00%	15.30%
Baseline | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.60%)	12.00%
Baseline | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.60%)	4.60%
Baseline | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%	(1.50%)
Baseline | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	0.60%
Baseline | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%	0.60%
Baseline | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%	4.40%
Baseline | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%	2.90%
Baseline | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%	4.40%
Baseline | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.80%	7.10%
Baseline | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.90%	6.10%
Baseline | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	4.30%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.10%	4.40%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%	6.80%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	2.30%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.82%	(0.78%)
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.35%	(0.78%)
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.11%	(0.34%)
Baseline | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	26.70%	28.10%
Baseline | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%	22.90%
Baseline | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.00%	15.90%
Baseline | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.80%	0.80%
Baseline | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.90%	5.80%
Baseline | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.60%	6.40%
Mild debt crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)	(1.60%)
Mild debt crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)	(1.70%)
Mild debt crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.10%)	(1.20%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	(0.10%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	(0.20%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)	(0.40%)
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%	6.30%
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.90%	8.20%
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	2.90%
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.37%)	(2.15%)
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.13%)	(1.85%)
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.22%)	(0.73%)
Mild debt crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(28.10%)	(26.60%)
Mild debt crisis | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(27.90%)	(26.40%)
Mild debt crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(26.00%)	(24.50%)
Mild debt crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.30%)	(4.40%)
Mild debt crisis | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.60%)	(8.60%)
Mild debt crisis | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.10%)	(5.90%)
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.80%	0.60%
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)	(0.10%)
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.30%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	2.30%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	1.80%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	0.80%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%	7.70%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.30%	9.00%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%	3.80%
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.77%)	(1.55%)
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.68%)	(1.40%)
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.01%)	(0.28%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(14.00%)	(12.20%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.30%)	(16.60%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(13.00%)	(11.20%)
Mild debt crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.00%)	(3.00%)
Mild debt crisis | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)	(5.20%)
Mild debt crisis | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.60%)	(5.20%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.80%)	(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.60%)	(5.60%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.80%)	(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.00%	10.00%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.60%	9.60%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%	5.80%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.80%	9.20%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.50%	10.60%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.60%	4.10%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	2.70%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.45%	2.25%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.95%	1.95%
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.50%)	(51.50%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.60%)	(51.60%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.60%)	(51.60%)
Stagflationary geopolitical crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.50%)	(18.50%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(20.20%)	(20.00%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.40%)	(8.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.40%)	(4.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.70%)	(5.70%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.90%)	(4.90%)
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.80%	15.80%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.80%	14.80%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.70%	10.70%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.40%	11.80%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.70%	11.80%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%	5.00%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.45%	2.45%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.15%	1.95%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%	1.80%
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(51.20%)	(45.60%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(52.70%)	(47.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(52.70%)	(47.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(28.60%)	(28.60%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(30.50%)	(30.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(12.90%)	(12.90%)